Modifications of Loans Performing (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-89	$ 4,553,000	$ 7,163,000
Past Due 90 days and still accuring	29,000	669,000
Non- Accrual	7,368,000	6,056,000
Total	772,515,000	704,532,000
Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	2,758,458	2,880,240
Past Due 30-89	0	622,302
Past Due 90 days and still accuring	0	0
Non- Accrual	4,147,759	3,281,075
Total	6,906,217	6,783,617
Allowance for loan losses, Current Loans	106,028	120,220
Allowance for loan losses, Past Due 30-89	0	11,206
Allowance for loan losses, Past Due 90 days and still accruing	0	102,657
Allowance for loan losses, Non-Accrual	197,338	0
Allowance for loan losses, Total	303,366	234,083
Loans | Commercial installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	206,237	233,340
Past Due 30-89	0	0
Past Due 90 days and still accuring	0	0
Non- Accrual	50,221	0
Total	256,458	233,340
Loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	1,823,217	1,684,755
Past Due 30-89	0	0
Past Due 90 days and still accuring	0	0
Non- Accrual	2,933,287	2,729,170
Total	4,756,504	4,413,925
Loans | Consumer real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	721,110	952,162
Past Due 30-89	0	622,302
Past Due 90 days and still accuring	0	0
Non- Accrual	1,134,816	448,796
Total	1,855,926	2,023,260
Loans | Commercial installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	7,894	9,983
Past Due 30-89	0	0
Past Due 90 days and still accuring	0	0
Non- Accrual	29,435	103,109
Total	$ 37,329	$ 113,092